UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23823)

Tema ETF Trust

(Exact name of registrant as specified in charter)

Brookfield Place

200 Vesey Street, Suite 24106

New York, NY 10281
(Address of principal executive offices) (Zip code)

Matthew Keeling, President

Brookfield Place

200 Vesey Street, Suite 24106

New York, NY 10281
(Name and address of agent for service)

(302) - 499 - 4928 ext. 801

Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders.

(a)

Tema American Reshoring ETF
RSHO (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | August 31, 2024
This semi-annual shareholder report contains important information about the Tema American Reshoring ETF for the period of March 1, 2024, to August 31, 2024. You can find additional information about the Fund at https://temaetfs.com/funds. You can also request this information by contacting us toll-free at 1-888-744-1377.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema American Reshoring ETF	$39	0.75%
*	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$101,507,085
Number of Holdings	31
Portfolio Turnover	4%
Visit https://temaetfs.com/funds for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(% of net assets)
Applied Industrial Technologies, Inc.	5.3%
Eaton Corp. PLC	4.9%
Clean Harbors, Inc.	4.9%
SPX Technologies, Inc.	4.6%
Linde PLC	4.4%
CRH PLC	4.4%
Ingersoll Rand, Inc.	4.3%
Primoris Services Corp.	4.1%
Fluor Corp.	3.7%
Federal Signal Corp.	3.6%

Top Sectors*	(% of net assets)
Industrials	70.7%
Materials	18.5%
Health Care	6.3%
Consumer Discretionary	2.5%
Information Technology	1.3%
Cash & Other	0.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema Global Limited documents not be householded, please contact Tema Global Limited at 1-888-744-1377, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema Global Limited or your financial intermediary.
Tema American Reshoring ETF	PAGE 1	TSR-SAR-87975E602

Tema GLP-1, Obesity & Cardiometabolic ETF
HRTS (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | August 31, 2024
This semi-annual shareholder report contains important information about the Tema GLP-1, Obesity & Cardiometabolic ETF for the period of March 1, 2024, to August 31, 2024. You can find additional information about the Fund at https://temaetfs.com/funds. You can also request this information by contacting us toll-free at 1-888-744-1377.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema GLP-1, Obesity & Cardiometabolic ETF	$39	0.75%
*	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$87,841,811
Number of Holdings	45
Portfolio Turnover	29%
Visit https://temaetfs.com/funds for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(% of net assets)
Amgen, Inc.	7.1%
Eli Lilly & Co.	5.5%
Alnylam Pharmaceuticals, Inc.	5.3%
Vertex Pharmaceuticals, Inc.	4.4%
Novo Nordisk AS	4.4%
Bridgebio Pharma, Inc.	4.1%
Chugai Pharmaceutical Co. Ltd.	3.7%
Ultragenyx Pharmaceutical, Inc.	3.5%
Cytokinetics, Inc.	3.3%
AstraZeneca PLC	3.1%

Top Sectors*	(% of net assets)
Health Care	97.8%
Financials	0.9%
Cash & Other	1.3%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/funds.
Tema GLP-1, Obesity & Cardiometabolic ETF	PAGE 1	TSR-SAR-87975E883

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema Global Limited documents not be householded, please contact Tema Global Limited at 1-888-744-1377, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema Global Limited or your financial intermediary.
Tema GLP-1, Obesity & Cardiometabolic ETF	PAGE 2	TSR-SAR-87975E883

Tema Luxury ETF
LUX (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | August 31, 2024
This semi-annual shareholder report contains important information about the Tema Luxury ETF for the period of March 1, 2024, to August 31, 2024. You can find additional information about the Fund at https://temaetfs.com/funds. You can also request this information by contacting us toll-free at 1-888-744-1377.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema Luxury ETF	$36	0.75%
*	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$2,811,112
Number of Holdings	29
Portfolio Turnover	16%
Visit https://temaetfs.com/funds for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(% of net assets)
Cie Financiere Richemont SA	9.0%
Hermes International SCA	8.4%
First American Treasury Obligations Fund	6.6%
LVMH Moet Hennessy Louis Vuitton SE	5.3%
Ferrari NV	4.9%
L’Oreal SA	4.8%
Pernod Ricard SA	4.6%
Hilton Worldwide Holdings, Inc.	4.5%
Viking Holdings Ltd. (Ordinary Shares)	4.5%
Marriott International, Inc.	4.2%

Top Sectors*	(% of net assets)
Consumer Discretionary	67.6%
Consumer Staples	19.1%
Management of Companies and Enterprises	4.5%
Health Care	1.7%
Cash & Other	7.1%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema Global Limited documents not be householded, please contact Tema Global Limited at 1-888-744-1377, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema Global Limited or your financial intermediary.
Tema Luxury ETF	PAGE 1	TSR-SAR-87975E305

Tema Monopolies and Oligopolies ETF
TOLL (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | August 31, 2024
This semi-annual shareholder report contains important information about the Tema Monopolies and Oligopolies ETF for the period of March 1, 2024, to August 31, 2024. You can find additional information about the Fund at https://temaetfs.com/funds. You can also request this information by contacting us toll-free at 1-888-744-1377.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema Monopolies and Oligopolies ETF	$36	0.68%
*	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$11,659,645
Number of Holdings	33
Portfolio Turnover	22%
Visit https://temaetfs.com/funds for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(% of net assets)
Moody’s Corp.	5.9%
General Electric Co.	5.8%
Intercontinental Exchange, Inc.	5.6%
Visa, Inc.	4.7%
S&P Global, Inc.	4.6%
Fair Isaac Corp.	4.2%
Sherwin-Williams Co.	4.0%
Teradyne, Inc.	3.5%
Tyler Technologies, Inc.	3.4%
Equifax, Inc.	3.4%

Top Sectors*	(% of net assets)
Financials	28.9%
Industrials	25.4%
Information Technology	24.7%
Health Care	12.3%
Materials	6.8%
Cash & Other	1.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema Global Limited documents not be householded, please contact Tema Global Limited at 1-888-744-1377, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema Global Limited or your financial intermediary.
Tema Monopolies and Oligopolies ETF	PAGE 1	TSR-SAR-87975E107

Tema Neuroscience and Mental Health ETF
MNTL (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | August 31, 2024
This semi-annual shareholder report contains important information about the Tema Neuroscience and Mental Health ETF for the period of March 1, 2024, to August 31, 2024. You can find additional information about the Fund at https://temaetfs.com/funds. You can also request this information by contacting us toll-free at 1-888-744-1377.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema Neuroscience and Mental Health ETF	$39	0.75%
*	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$12,031,399
Number of Holdings	47
Portfolio Turnover	14%
Visit https://temaetfs.com/funds for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(% of net assets)
Vertex Pharmaceuticals, Inc.	6.7%
Regeneron Pharmaceuticals, Inc.	5.7%
Eli Lilly & Co.	5.6%
Denali Therapeutics, Inc.	4.4%
Argenx SE	4.3%
Alnylam Pharmaceuticals, Inc.	4.1%
Neurocrine Biosciences, Inc.	4.1%
Teva Pharmaceutical Industries Ltd.	4.0%
Biogen, Inc.	3.8%
UCB SA	3.5%

Top Sectors*	(% of net assets)
Health Care	99.1%
Cash & Other	0.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema Global Limited documents not be householded, please contact Tema Global Limited at 1-888-744-1377, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema Global Limited or your financial intermediary.
Tema Neuroscience and Mental Health ETF	PAGE 1	TSR-SAR-87975E875

Tema Oncology ETF
CANC (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | August 31, 2024
This semi-annual shareholder report contains important information about the Tema Oncology ETF for the period of March 1, 2024, to August 31, 2024. You can find additional information about the Fund at https://temaetfs.com/funds. You can also request this information by contacting us toll-free at 1-888-744-1377.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema Oncology ETF	$39	0.75%
*	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$51,280,837
Number of Holdings	48
Portfolio Turnover	26%
Visit https://temaetfs.com/funds for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(% of net assets)
Regeneron Pharmaceuticals, Inc.	6.1%
AstraZeneca PLC	5.9%
Amgen, Inc.	4.3%
Merck & Co., Inc.	4.3%
Daiichi Sankyo Co. Ltd.	3.8%
Argenx SE	3.7%
Chugai Pharmaceutical Co. Ltd.	3.6%
Blueprint Medicines Corp.	3.3%
Illumina, Inc.	3.3%
Revolution Medicines, Inc.	3.1%

Top Sectors*	(% of net assets)
Health Care	99.2%
Cash & Other	0.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema Global Limited documents not be householded, please contact Tema Global Limited at 1-888-744-1377, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema Global Limited or your financial intermediary.
Tema Oncology ETF	PAGE 1	TSR-SAR-87975E701

(b) Note Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Tema ETF Trust

Tema American Reshoring ETF	| RSHO	| NYSE Arca, Inc.
Tema GP-1, Obesity & Cardiometabolic ETF	| HRTS	| NASDAQ Stock Market LLC
Tema Luxury ETF	| LUX	| NYSE Arca, Inc.
Tema Monopolies and Oligopolies ETF	| TOLL	| Cboe BZX Exchange, Inc.
Tema Neuroscience and Mental Health ETF	| MNTL	| NASDAQ Stock Market LLC
Tema Oncology ETF	| CANC	| NASDAQ Stock Market LLC

Financial Statements
August 31, 2024 (Unaudited)

Tema American Reshoring ETF
Schedule of Investments
August 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Building Products - 2.6%
Allegion PLC	18,975	$ 2,634,489
Chemicals - 4.4%
Linde PLC	9,350	4,471,638
Commercial Services & Supplies - 4.9%
Clean Harbors, Inc.(a)	20,158	4,956,852
Construction & Engineering - 10.0%
API Group Corp.(a)	62,150	2,209,432
Fluor Corp.(a)	75,625	3,786,544
Primoris Services Corp.	73,175	4,129,997
		10,125,973
Construction Materials - 10.7%
CRH PLC	48,699	4,420,408
Summit Materials, Inc. - Class A(a)	67,650	2,739,825
Vulcan Materials Co.	14,894	3,652,158
		10,812,391
Electrical Equipment - 13.9%
ABB Ltd.	56,925	3,256,588
Eaton Corp. PLC	16,228	4,980,860
Emerson Electric Co.	24,475	2,579,420
Rockwell Automation, Inc.	12,100	3,291,563
		14,108,431
Ground Transportation - 2.6%
Union Pacific Corp.	10,175	2,605,716
Hotels, Restaurants & Leisure - 2.5%
Compass Group PLC	79,226	2,496,102
Life Sciences Tools & Services - 6.3%
Danaher Corp.	11,036	2,972,105
Lonza Group AG	5,242	3,426,217
		6,398,322
Machinery - 24.0%
Caterpillar, Inc.	9,350	3,329,535
Federal Signal Corp.	38,775	3,663,850
Ingersoll Rand, Inc.	47,901	4,380,546
Parker-Hannifin Corp.	6,050	3,631,210
SPX Technologies, Inc.(a)	28,600	4,665,804
Terex Corp.	43,175	2,451,045
Timken Co.	26,950	2,278,083
		24,400,073
Metals & Mining - 3.4%
ATI, Inc.(a)	54,450	3,478,266
Semiconductors & Semiconductor Equipment - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	7,975	1,369,308

	Shares	Value
Trading Companies & Distributors - 12.7%
Applied Industrial Technologies, Inc.	26,400	$5,415,168
Fastenal Co.	37,950	2,591,226
Herc Holdings, Inc.	15,700	2,298,009
WESCO International, Inc.	15,675	2,592,331
		12,896,734
TOTAL COMMON STOCKS (Cost $92,558,755)		100,754,295
SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
First American Treasury Obligations Fund - Class X, 5.18%(b)	716,078	716,078
TOTAL SHORT-TERM INVESTMENTS (Cost $716,078)		716,078
TOTAL INVESTMENTS - 100.0% (Cost $93,274,833)		$101,470,373
Other Assets in Excess of Liabilities - 0.0%(c)		36,712
TOTAL NET ASSETS - 100.0%		$101,507,085

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

Tema GLP-1, Obesity & Cardiometabolic ETF
Schedule of Investments
August 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Biotechnology - 61.1%(a)
Akero Therapeutics, Inc.(b)	43,604	$ 1,186,029
Alnylam Pharmaceuticals, Inc.(b)	17,730	4,657,494
Amgen, Inc.	18,656	6,227,932
Arcturus Therapeutics Holdings, Inc.(b)	24,778	522,816
Arrowhead Pharmaceuticals, Inc.(b)	66,291	1,579,714
Ascendis Pharma AS - ADR(b)	13,466	1,864,368
Bridgebio Pharma, Inc.(b)	128,429	3,576,748
Corbus Pharmaceuticals Holdings, Inc.(b)	26,295	1,608,728
Crinetics Pharmaceuticals, Inc.(b)	50,204	2,663,824
Cytokinetics, Inc.(b)	51,073	2,915,247
Intellia Therapeutics, Inc.(b)	88,369	1,983,000
Ionis Pharmaceuticals, Inc.(b)	52,306	2,493,950
Keros Therapeutics, Inc.(b)	28,114	1,274,970
Madrigal Pharmaceuticals, Inc.(b)	5,038	1,245,041
Mereo Biopharma Group PLC - ADR(b)	526,144	2,467,615
Mineralys Therapeutics, Inc.(b)	61,341	761,242
Mirum Pharmaceuticals, Inc.(b)	45,226	1,949,693
Rocket Pharmaceuticals, Inc.(b)	112,813	2,126,525
Silence Therapeutics PLC - ADR(b)	52,342	999,209
Skye Bioscience, Inc.(b)	55,540	343,793
Soleno Therapeutics, Inc.(b)	14,204	695,286
Tenaya Therapeutics, Inc.(b)	171,188	458,784
Ultragenyx Pharmaceutical, Inc.(b)	53,648	3,046,133
Vertex Pharmaceuticals, Inc.(b)	7,875	3,905,134
Verve Therapeutics, Inc.(b)	96,187	644,453
Viking Therapeutics, Inc.(b)	18,733	1,201,160
Zealand Pharma AS(b)	9,498	1,247,755
		53,646,643
Health Care Equipment & Supplies - 15.1%
Boston Scientific Corp.(b)	26,645	2,179,295
Dexcom, Inc.(b)	25,883	1,794,727
Edwards Lifesciences Corp.(b)	29,418	2,058,083
Inari Medical, Inc.(b)	15,942	689,173
Insulet Corp.(b)	12,319	2,497,924
Masimo Corp.(b)	14,787	1,737,768
Medtronic PLC	26,159	2,317,164
		13,274,134
Insurance - 0.9%
Oscar Health, Inc. - Class A(b)	44,388	812,300
Life Sciences Tools & Services - 2.2%
Gubra AS(b)	7,620	641,389
West Pharmaceutical Services, Inc.	4,120	1,292,156
		1,933,545

	Shares	Value
Pharmaceuticals - 19.4%
AstraZeneca PLC	15,827	$2,759,083
Chugai Pharmaceutical Co. Ltd.	64,989	3,282,569
Edgewise Therapeutics, Inc.(b)	23,641	443,269
Eli Lilly & Co.	5,053	4,850,981
Novartis AG	9,760	1,172,509
Novo Nordisk AS	28,003	3,892,890
Terns Pharmaceuticals, Inc.(b)	85,888	654,467
		17,055,768
TOTAL COMMON STOCKS (Cost $78,216,669)		86,722,390
SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
First American Treasury Obligations Fund - Class X, 5.18%(c)	1,105,578	1,105,578
TOTAL SHORT-TERM INVESTMENTS (Cost $1,105,578)		1,105,578
TOTAL INVESTMENTS - 100.0% (Cost $79,322,247)		$87,827,968
Other Assets in Excess of Liabilities - 0.0%(d)		13,843
TOTAL NET ASSETS - 100.0%		$87,841,811

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

Tema Luxury ETF
Schedule of Investments
August 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.1%
Automobiles - 11.0%
Bayerische Motoren Werke AG	792	$ 73,383
Ferrari NV	276	137,114
Mercedes-Benz Group AG	1,452	100,058
		310,555
Beverages - 14.3%
Davide Campari-Milano NV	10,826	99,853
Kweichow Moutai Co. Ltd. - Class A	400	81,442
Pernod Ricard SA	901	128,280
Remy Cointreau SA	1,128	92,021
		401,596
Health Care Equipment & Supplies - 1.7%
EssilorLuxottica SA	206	48,776
Hotels, Restaurants & Leisure - 14.8%
Hilton Worldwide Holdings, Inc.	576	126,512
Hyatt Hotels Corp. - Class A	600	91,152
Las Vegas Sands Corp.	828	32,284
Marriott International, Inc. - Class A	504	118,284
MGM Resorts International(a)	1,260	47,363
		415,595
Leisure Products - 3.6%
Sanlorenzo SpA	2,400	100,282
Offices of Other Holding Companies - 4.5%
Viking Holdings Ltd. (Ordinary Shares)(a)	3,739	125,443
Personal Care Products - 4.8%
L’Oreal SA	306	134,151
Specialty Retail - 0.7%
Chow Tai Fook Jewellery Group Ltd.	25,092	21,399
Textiles, Apparel & Luxury Goods - 35.7%(b)
Brunello Cucinelli SpA	740	72,597
Capri Holdings Ltd.(a)	479	17,110
Cie Financiere Richemont SA	1,614	254,143
Hermes International SCA	98	234,966
Lululemon Athletica, Inc.(a)	333	86,403
LVMH Moet Hennessy Louis Vuitton SE	201	149,820
Moncler SpA	1,204	73,758
PRADA SpA	5,038	36,019
Ralph Lauren Corp.	192	32,882
Samsonite International SA(c)	17,896	45,533
		1,003,231
TOTAL COMMON STOCKS (Cost $2,802,499)		2,561,028

	Shares	Value
PREFERRED STOCKS - 1.8%
Automobiles - 1.8%
Dr Ing hc F Porsche AG 0.00%,(c)	615	$48,159
TOTAL PREFERRED STOCKS (Cost $76,658)		48,159
SHORT-TERM INVESTMENTS - 6.6%
Money Market Funds - 6.6%
First American Treasury Obligations Fund - Class X, 5.18%(d)	186,692	186,692
TOTAL SHORT-TERM INVESTMENTS (Cost $186,692)		186,692
TOTAL INVESTMENTS - 99.5% (Cost $3,065,849)		$2,795,879
Other Assets in Excess of Liabilities - 0.5%		15,233
TOTAL NET ASSETS - 100.0%		$2,811,112

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $93,692 or 3.3% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

3

Tema Monopolies and Oligopolies ETF
Schedule of Investments
August 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 7.4%
Airbus SE	1,162	$ 178,311
General Electric Co.	3,891	679,446
		857,757
Capital Markets - 21.8%
CME Group, Inc.	1,400	302,036
Intercontinental Exchange, Inc.	4,008	647,492
Moody’s Corp.	1,411	688,201
MSCI, Inc.	651	377,964
S&P Global, Inc.	1,037	532,230
		2,547,923
Chemicals - 4.0%
Sherwin-Williams Co.	1,273	470,208
Commercial Services & Supplies - 3.0%
Copart, Inc.(a)	6,580	348,477
Construction & Engineering - 2.9%
Ferrovial SE	8,243	343,880
Construction Materials - 2.8%
Vulcan Materials Co.	1,330	326,129
Financial Services - 4.7%
Visa, Inc. - Class A	1,979	546,936
Ground Transportation - 5.2%
Canadian National Railway Co.	2,494	293,843
Canadian Pacific Kansas City Ltd.	3,731	309,449
		603,292
Health Care Equipment & Supplies - 1.7%
IDEXX Laboratories, Inc.(a)	406	195,420
Insurance - 2.4%
Aon PLC - Class A	822	282,538
Life Sciences Tools & Services - 6.9%
Bio-Techne Corp.	3,194	236,324
Thermo Fisher Scientific, Inc.	491	301,999
Waters Corp.(a)	753	260,802
		799,125
Machinery - 1.8%
Otis Worldwide Corp.	2,210	209,265
Pharmaceuticals - 3.7%
Merck & Co., Inc.	1,655	196,035
Novo Nordisk AS	1,720	239,109
		435,144
Professional Services - 3.4%
Equifax, Inc.	1,274	391,284

	Shares	Value
Semiconductors & Semiconductor Equipment - 13.9%
ASML Holding NV	331	$297,101
KLA Corp.	477	390,868
Lam Research Corp.	339	278,322
Teradyne, Inc.	2,986	408,276
Texas Instruments, Inc.	1,133	242,847
		1,617,414
Software - 10.8%
Fair Isaac Corp.(a)	281	486,206
Intuit, Inc.	595	375,005
Tyler Technologies, Inc.(a)	683	401,515
		1,262,726
Transportation Infrastructure - 1.7%
Aena SME SA(b)	998	201,442
TOTAL COMMON STOCKS (Cost $9,580,367)		11,438,960
SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
First American Treasury Obligations Fund - Class X, 5.18%(c)	207,769	207,769
TOTAL SHORT-TERM INVESTMENTS (Cost $207,769)		207,769
TOTAL INVESTMENTS - 99.9% (Cost $9,788,136)		$11,646,729
Other Assets in Excess of Liabilities - 0.1%		12,916
TOTAL NET ASSETS - 100.0%		$11,659,645

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $201,442 or 1.7% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

4

Tema Neuroscience and Mental Health ETF
Schedule of Investments
August 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Biotechnology - 62.8%(a)
ACADIA Pharmaceuticals, Inc.(b)	10,596	$ 175,682
Alector, Inc.(b)	14,344	75,736
Alkermes PLC(b)	5,940	168,993
Alnylam Pharmaceuticals, Inc.(b)	1,880	493,857
Argenx SE - ADR(b)	999	516,803
Avidity Biosciences, Inc.(b)	2,545	111,980
Biogen, Inc.(b)	2,242	459,072
Biohaven Ltd.(b)	3,922	154,527
Catalyst Pharmaceuticals, Inc.(b)	11,352	229,878
Crinetics Pharmaceuticals, Inc.(b)	7,788	413,231
Day One Biopharmaceuticals, Inc.(b)	15,820	218,949
Denali Therapeutics, Inc.(b)	21,648	529,077
Dyne Therapeutics, Inc.(b)	4,717	217,406
Immunovant, Inc.(b)	5,866	181,259
Intellia Therapeutics, Inc.(b)	11,044	247,827
Ionis Pharmaceuticals, Inc.(b)	7,568	360,842
Neurocrine Biosciences, Inc.(b)	3,846	488,673
Prothena Corp. PLC(b)	10,511	234,080
PTC Therapeutics, Inc.(b)	3,124	110,340
Regeneron Pharmaceuticals, Inc.(b)	582	689,490
Sarepta Therapeutics, Inc.(b)	1,706	231,641
Scholar Rock Holding Corp.(b)	7,172	66,700
Solid Biosciences, Inc.(b)	8,649	77,235
Vertex Pharmaceuticals, Inc.(b)	1,631	808,797
Voyager Therapeutics, Inc.(b)	14,960	98,138
Xenon Pharmaceuticals, Inc.(b)	4,972	200,570
		7,560,783
Health Care Equipment & Supplies - 11.1%
Dexcom, Inc.(b)	2,148	148,942
Medtronic PLC	3,879	343,602
Penumbra, Inc.(b)	818	165,498
Siemens Healthineers AG(c)	3,045	176,981
Stryker Corp.	1,054	379,883
Sysmex Corp.	6,108	117,823
		1,332,729
Health Care Providers & Services - 3.5%
Acadia Healthcare Co., Inc.(b)	2,596	212,690
Option Care Health, Inc.(b)	4,975	159,300
Talkspace, Inc.(b)	26,337	52,674
		424,664
Life Sciences Tools & Services - 0.5%
Quanterix Corp.(b)	4,424	57,645
Pharmaceuticals - 21.2%
Arvinas, Inc.(b)	3,080	80,573
Axsome Therapeutics, Inc.(b)	2,327	206,777
Eisai Co. Ltd.	2,036	85,220
Eli Lilly & Co.	705	676,814
Intra-Cellular Therapies, Inc.(b)	3,388	248,273
Jazz Pharmaceuticals PLC(b)	1,672	193,918
Orion Oyj - Class B	1,440	76,357

	Shares	Value
Rapport Therapeutics, Inc.(b)	3,655	$79,496
Teva Pharmaceutical Industries Ltd. - ADR(b)	25,662	484,242
UCB SA	2,310	418,004
		2,549,674
TOTAL COMMON STOCKS (Cost $11,018,132)		11,925,495
SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
First American Treasury Obligations Fund - Class X, 5.18%(d)	103,584	103,584
TOTAL SHORT-TERM INVESTMENTS (Cost $103,584)		103,584
TOTAL INVESTMENTS - 100.0% (Cost $11,121,716)		$12,029,079
Other Assets in Excess of Liabilities - 0.0%(e)		2,320
TOTAL NET ASSETS - 100.0%		$12,031,399

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
PLC - Public Limited Company
SA - Sociedad Anónima
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $176,981 or 1.5% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

5

Tema Oncology ETF
Schedule of Investments
August 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Biotechnology - 68.6%(a)
Agios Pharmaceuticals, Inc.(b)	22,942	$1,053,267
Amgen, Inc.	6,571	2,193,597
Arcellx, Inc.(b)	11,774	809,345
Arcus Biosciences, Inc.(b)	36,514	625,120
Argenx SE - ADR(b)	3,663	1,894,943
BeiGene Ltd. - ADR(b)	6,364	1,220,488
Bicycle Therapeutics PLC - ADR(b)	17,450	375,175
Blueprint Medicines Corp.(b)	17,730	1,693,924
Celldex Therapeutics, Inc.(b)	26,288	1,086,483
CG oncology, Inc.(b)	7,426	273,871
Cogent Biosciences, Inc.(b)	46,277	497,015
Corbus Pharmaceuticals Holdings, Inc.(b)	10,759	658,236
CRISPR Therapeutics AG(b)	23,055	1,100,185
Cullinan Therapeutics, Inc.(b)	25,346	496,782
Day One Biopharmaceuticals, Inc.(b)	62,339	862,772
Exact Sciences Corp.(b)	15,436	952,247
Exelixis, Inc.(b)	40,116	1,044,219
Fate Therapeutics, Inc.(b)	50,087	183,819
Genmab AS - ADR(b)	40,678	1,130,848
Gilead Sciences, Inc.	19,597	1,548,163
Ideaya Biosciences, Inc.(b)	14,323	565,758
Immunocore Holdings PLC - ADR(b)	9,976	357,939
Incyte Corp.(b)	21,905	1,438,282
Intellia Therapeutics, Inc.(b)	57,199	1,283,546
Janux Therapeutics, Inc.(b)	13,124	616,565
Jasper Therapeutics, Inc.(b)	11,091	241,784
Legend Biotech Corp. - ADR(b)	23,625	1,359,619
Mereo Biopharma Group PLC - ADR(b)	311,765	1,462,178
Merus NV(b)	12,916	658,587
Moderna, Inc.(b)	8,446	653,720
Nuvalent, Inc. - Class A(b)	10,357	881,691
Regeneron Pharmaceuticals, Inc.(b)	2,626	3,110,996
Relay Therapeutics, Inc.(b)	57,620	391,240
Revolution Medicines, Inc.(b)	37,646	1,604,849
SpringWorks Therapeutics, Inc.(b)	20,144	840,206
		35,167,459
Health Care Equipment & Supplies - 3.0%
Lantheus Holdings, Inc.(b)	7,101	756,043
Siemens Healthineers AG(c)	13,212	767,907
		1,523,950
Health Care Providers & Services - 1.6%
Guardant Health, Inc.(b)	32,193	823,497
Health Care Technology - 1.1%
Schrodinger, Inc.(b)	27,947	587,726
Life Sciences Tools & Services - 3.3%
Illumina, Inc.(b)	12,780	1,679,292

	Shares	Value
Pharmaceuticals - 21.6%
Arvinas, Inc.(b)	13,514	$353,526
AstraZeneca PLC	17,484	3,047,944
Chugai Pharmaceutical Co. Ltd.	36,292	1,833,095
Daiichi Sankyo Co. Ltd.	46,872	1,958,370
Merck & Co., Inc.	18,463	2,186,942
Novartis AG	11,305	1,358,116
Terns Pharmaceuticals, Inc.(b)	42,951	327,287
		11,065,280
TOTAL COMMON STOCKS (Cost $44,431,821)		50,847,204
SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
First American Treasury Obligations Fund - Class X, 5.18%(d)	431,821	431,821
TOTAL SHORT-TERM INVESTMENTS (Cost $431,821)		431,821
TOTAL INVESTMENTS - 100.0% (Cost $44,863,642)		$51,279,025
Other Assets in Excess of Liabilities - 0.0%(e)		1,812
TOTAL NET ASSETS - 100.0%		$51,280,837

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $767,907 or 1.5% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

6

Statements of Assets and Liabilities
August 31, 2024 (Unaudited)

	Tema American Reshoring ETF	Tema GLP-1, Obesity & Cardiometabolic ETF	Tema Luxury ETF	Tema Monopolies and Oligopolies ETF	Tema Neuroscience and Mental Health ETF
ASSETS:
Investments, at value	$101,470,373	$87,827,968	$2,795,879	$11,646,729	$12,029,079
Dividends receivable	94,857	64,511	16,528	5,987	1,994
Interest receivable	2,893	3,262	1,624	679	604
Receivable for investments sold	—	—	—	—	60,013
Receivable for fund shares sold	—	—	—	333,133	—
Foreign currency, at value	—	—	—	—	7,864
Total assets	101,568,123	87,895,741	2,814,031	11,986,528	12,099,554
LIABILITIES:
Payable to adviser	61,038	53,930	2,919	4,339	7,479
Payable for investments purchased	—	—	—	322,544	60,676
Total liabilities	61,038	53,930	2,919	326,883	68,155
NET ASSETS	$101,507,085	$87,841,811	$2,811,112	$11,659,645	$12,031,399
NET ASSETS CONSISTS OF:
Paid-in capital	$92,862,318	$78,116,169	$3,170,139	$9,616,243	$11,120,700
Total distributable earnings/ (accumulated losses)	8,644,767	9,725,642	(359,027)	2,043,402	910,699
Total net assets	$101,507,085	$87,841,811	$2,811,112	$11,659,645	$12,031,399
Net assets	$101,507,085	$87,841,811	$2,811,112	$11,659,645	$12,031,399
Shares issued and outstanding(a)	2,750,000	2,490,000	120,000	350,000	440,000
Net asset value per share	$36.91	$35.28	$23.43	$33.31	$27.34
COST:
Investments, at cost	$93,274,833	$79,322,247	$3,065,849	$9,788,136	$11,121,716
Foreign currency, at cost	$—	$—	$—	$—	$7,618

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

7

Statements of Assets and Liabilities
August 31, 2024 (Unaudited)(Continued)

Tema Oncology ETF
ASSETS:
Investments, at value	$51,279,025
Receivable for investments sold	254,022
Dividends receivable	35,288
Interest receivable	2,266
Total assets	51,570,601
LIABILITIES:
Payable for investments purchased	258,501
Payable to adviser	31,263
Total liabilities	289,764
NET ASSETS	$51,280,837
NET ASSETS CONSISTS OF:
Paid-in capital	$44,232,132
Total distributable earnings	7,048,705
Total net assets	$51,280,837
Net assets	$51,280,837
Shares issued and outstanding(a)	1,720,000
Net asset value per share	$29.81
COST:
Investments, at cost	$44,863,642

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

8

Statements of Operations
For the Period Ended August 31, 2024 (Unaudited)

	Tema American Reshoring ETF	Tema GLP-1, Obesity & Cardiometabolic ETF	Tema Luxury ETF	Tema Monopolies and Oligopolies ETF	Tema Neuroscience and Mental Health ETF
INVESTMENT INCOME:
Dividend income	$252,193	$235,135	$107,812	$50,546	$19,122
Less: Dividend withholding taxes	(2,081)	(13,636)	(18,040)	(4,274)	(1,767)
Interest income	9,680	25,727	8,370	3,150	3,966
Total investment income	259,792	247,226	98,142	49,422	21,321
EXPENSES:
Investment advisory fee	232,459	339,880	36,142	34,160	56,248
Income tax expense	—	—	10	—	—
Total expenses	232,459	339,880	36,152	34,160	56,248
Expense waiver by Adviser	(56,499)	(82,573)	(8,864)	(6,319)	(13,665)
Net expenses	175,960	257,307	27,288	27,841	42,583
NET INVESTMENT INCOME/(LOSS)	83,832	(10,081)	70,854	21,581	(21,262)
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain from:
Investments	11,620	478,644	68,400	180,232	12,276
In-kind redemptions	351,444	532,764	(50,578)	—	—
Foreign currency transaction	(1,995)	(10,582)	(3,978)	2,908	1
Net realized gain	361,069	1,000,826	13,844	183,140	12,277
Net change in unrealized appreciation/(depreciation) on:
Investments	5,363,691	3,208,900	(838,010)	497,457	655,145
Foreign currency translation	120	1,057	402	134	282
Net change in unrealized appreciation/(depreciation)	5,363,811	3,209,957	(837,608)	497,591	655,427
Net realized and unrealized gain/(loss)	5,724,880	4,210,783	(823,764)	680,731	667,704
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,808,712	$4,200,702	$(752,910)	$702,312	$646,442

The accompanying notes are an integral part of these financial statements.

9

Statements of Operations
For the Period Ended August 31, 2024 (Unaudited)(Continued)

Tema Oncology ETF
INVESTMENT INCOME:
Dividend income	$110,572
Less: Dividend withholding taxes	(6,419)
Interest income	9,290
Total investment income	113,443
EXPENSES:
Investment advisory fee	151,707
Total expenses	151,707
Expense waiver by Adviser	(36,890)
Net expenses	114,817
NET INVESTMENT INCOME/(LOSS)	(1,374)
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain from:
Investments	219,026
Foreign currency transaction	(2,494)
Net realized gain	216,532
Net change in unrealized appreciation/(depreciation) on:
Investments	3,538,528
Foreign currency translation	1,057
Net change in unrealized appreciation/(depreciation)	3,539,585
Net realized and unrealized gain/(loss)	3,756,117
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,754,743

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets

	Tema American Reshoring ETF		Tema GLP-1, Obesity & Cardiometabolic ETF
	Period Ended August 31, 2024 (Unaudited)	Period Ended February 29, 2024(a)	Period Ended August 31, 2024 (Unaudited)	Period Ended February 29, 2024(c)
OPERATIONS:
Net investment income/(loss)	$83,832	$32,909	$(10,081)	$(16,164)
Net realized gain	361,069	214	1,000,826	244,496
Net change in unrealized appreciation	5,363,811	2,831,843	3,209,957	5,296,608
Net increase in net assets from operations	5,808,712	2,864,966	4,200,702	5,524,940
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(28,911)	—	—
Total distributions to shareholders	—	(28,911)	—	—
CAPITAL TRANSACTIONS:
Subscriptions	84,429,341	9,790,564(b)	38,057,682	42,373,982
Redemptions	(1,358,984)	(100,000)(b)	(2,315,495)	—
ETF transaction fees (See Note 7)	—	1,397	—	—
Net increase in net assets from capital transactions	83,070,357	9,691,961	35,742,187	42,373,982
NET INCREASE IN NET ASSETS	88,879,069	12,528,016	39,942,889	47,898,922
NET ASSETS:
Beginning of the period	12,628,016	100,000(b)	47,898,922	—
End of the period	$101,507,085	$12,628,016	$87,841,811	$47,898,922
SHARES TRANSACTIONS
Subscriptions	2,420,000	370,000	1,140,000	1,420,000
Redemptions	(40,000)	(4,000)(b)	(70,000)	—
Total increase in shares outstanding	2,380,000	366,000	1,070,000	1,420,000

(a)	Inception date of the Fund was May 11, 2023.
(b)
Beginning capital of $100,000 was contributed by NEOS Investment Management LLC, investment sub-adviser to the Fund, in exchange for 4,000 Shares of the Fund in connection with the seeding of the Trust. The shares were redeemed by the investment sub-adviser on May 16, 2023.

(c)	Inception date of the Fund was November 21, 2023.
The accompanying notes are an integral part of these financial statements.

11

Statements of Changes in Net Assets(Continued)

	Tema Luxury ETF		Tema Monopolies and Oligopolies ETF
	Period Ended August 31, 2024 (Unaudited)	Period Ended February 29, 2024(a)	Period Ended August 31, 2024 (Unaudited)	Period Ended February 29, 2024(a)
OPERATIONS:
Net investment income	$70,854	$54,956	$21,581	$14,813
Net realized gain/(loss)	13,844	(175,881)	183,140	(14,449)
Net change in unrealized appreciation/(depreciation)	(837,608)	568,096	497,591	1,361,023
Net increase/(decrease) in net assets from operations	(752,910)	447,171	702,312	1,361,387
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(56,013)	—	(20,297)
Return of capital	—	—	—	(4,482)
Total distributions to shareholders	—	(56,013)	—	(24,779)
CAPITAL TRANSACTIONS:
Subscriptions	—	8,053,761	3,581,260	6,039,465
Redemptions	(4,884,446)	—	—	—
ETF transaction fees (See Note 7)	—	3,549	—	—
Net increase (decrease) in net assets from capital transactions	(4,884,446)	8,057,310	3,581,260	6,039,465
NET INCREASE (DECREASE) IN NET ASSETS	(5,637,356)	8,448,468	4,283,572	7,376,073
NET ASSETS:
Beginning of the period	8,448,468	—	7,376,073	—
End of the period	$2,811,112	$8,448,468	$11,659,645	$7,376,073
SHARES TRANSACTIONS
Subscriptions	—	330,000	110,000	240,000
Redemptions	(210,000)	—	—	—
Total increase/(decrease) in shares outstanding	(210,000)	330,000	110,000	240,000

(a)	Inception date of the Fund was May 11, 2023.
The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets(Continued)

	Tema Neuroscience and Mental Health ETF		Tema Oncology ETF
	Period Ended August 31, 2024 (Unaudited)	Period Ended February 29, 2024(a)	Period Ended August 31, 2024 (Unaudited)	Period Ended February 29, 2024(b)
OPERATIONS:
Net investment loss	$(21,262)	$(5,403)	$(1,374)	$(10,779)
Net realized gain	12,277	17,442	216,532	526,500
Net change in unrealized appreciation	655,427	252,218	3,539,585	2,876,655
Net increase in net assets from operations	646,442	264,257	3,754,743	3,392,376
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	—	—	(98,414)
Total distributions to shareholders	—	—	—	(98,414)
CAPITAL TRANSACTIONS:
Subscriptions	—	11,120,700	28,646,244	15,585,888
Net increase in net assets from capital transactions	—	11,120,700	28,646,244	15,585,888
NET INCREASE IN NET ASSETS	646,442	11,384,957	32,400,987	18,879,850
NET ASSETS:
Beginning of the period	11,384,957	—	18,879,850	—
End of the period	$12,031,399	$11,384,957	$51,280,837	$18,879,850
SHARES TRANSACTIONS
Subscriptions	—	440,000	1,050,000	670,000
Total increase in shares outstanding	—	440,000	1,050,000	670,000

(a)	Inception date of the Fund was January 23, 2024.
(b)	Inception date of the Fund was August 15, 2023.
The accompanying notes are an integral part of these financial statements.

13

Tema American Reshoring ETF
Financial Highlights

	Period Ended August 31, 2024 (Unaudited)	Period Ended February 29, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$34.13	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.06	0.10
Net realized and unrealized gain on investments(c)	2.72	9.11
Total from investment operations	2.78	9.21
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.08)
Total distributions	—	(0.08)
ETF transaction fees per share	—	0.00(d)
Net asset value, end of period	$36.91	$34.13
TOTAL RETURN(e)	8.15%	36.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$101,507	$12,628
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.99%	0.99%
After expense reimbursement/recoupment(f)	0.75%	0.75%
Ratio of net investment income to average net assets(f)	0.36%	0.43%
Portfolio turnover rate(e)(g)	4%	—%

(a)	Inception date of the Fund was May 11, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

14

Tema GLP-1, Obesity & CARDIOMETABOLIC ETF
Financial Highlights

	Period Ended August 31, 2024 (Unaudited)	Period Ended February 29, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$33.73	$26.47
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.00)(c)	(0.02)
Net realized and unrealized gain on investments(d)	1.55	7.28
Total from investment operations	1.55	7.26
LESS DISTRIBUTIONS FROM:
Total distributions	—	—
Net asset value, end of period	$35.28	$33.73
TOTAL RETURN(e)	4.58%	27.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$87,842	$47,899
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.99%	0.99%
After expense reimbursement/recoupment(f)	0.75%	0.75%
Ratio of net investment loss to average net assets(f)	(0.03)%	(0.25)%
Portfolio turnover rate(e)(g)	29%	8%

(a)	Inception date of the Fund was November 21, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

15

Tema Luxury ETF
Financial Highlights

	Period Ended August 31, 2024 (Unaudited)	Period Ended February 29, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.60	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.24	0.18
Net realized and unrealized gain (loss) on investments(c)	(2.41)	0.58
Total from investment operations	(2.17)	0.76
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.17)
Total distributions	—	(0.17)
ETF transaction fees per share	—	0.01
Net asset value, end of period	$23.43	$25.60
TOTAL RETURN(d)	−8.49%	3.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,811	$8,448
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.99%	0.99%
After expense reimbursement/recoupment(e)	0.75%	0.75%
Ratio of net investment income to average net assets(e)	1.94%	0.97%
Portfolio turnover rate(d)(f)	16%	29%

(a)	Inception date of the Fund was May 11, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

16

Tema Monopolies and Oligopolies ETF
Financial Highlights

	Period Ended August 31, 2024 (Unaudited)	Period Ended February 29, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$30.73	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.08	0.07
Net realized and unrealized gain on investments(c)	2.50	5.76
Total from investment operations	2.58	5.83
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.08)
Return of capital	—	(0.02)
Total distributions	—	(0.10)
Net asset value, end of period	$33.31	$30.73
TOTAL RETURN(d)	8.40%	23.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11,660	$7,376
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.83%	0.99%
After expense reimbursement/recoupment(e)	0.68%	0.75%
Ratio of net investment income to average net assets(e)	0.52%	0.31%
Portfolio turnover rate(d)(f)	22%	6%

(a)	Inception date of the Fund was May 11, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

17

Tema Neuroscience and Mental Health ETF
Financial Highlights

	Period Ended August 31, 2024 (Unaudited)	Period Ended February 29, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.87	$25.35
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.05)	(0.02)
Net realized and unrealized gain on investments(c)	1.52	0.54
Total from investment operations	1.47	0.52
LESS DISTRIBUTIONS FROM:
Total distributions	—	—
Net asset value, end of period	$27.34	$25.87
TOTAL RETURN(d)	5.68%	2.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$12,031	$11,385
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.99%	0.99%
After expense reimbursement/recoupment(e)	0.75%	0.75%
Ratio of net investment loss to average net assets(e)	(0.37)%	(0.58)%
Portfolio turnover rate(d)(f)	14%	2%

(a)	Inception date of the Fund was January 23, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

18

Tema Oncology ETF
Financial Highlights

	Period Ended August 31, 2024 (Unaudited)	Period Ended February 29, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$28.18	$25.12
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.00)(c)	(0.03)
Net realized and unrealized gain on investments(d)	1.63	3.23
Total from investment operations	1.63	3.20
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.13)
From net realized gains	—	(0.01)
Total distributions	—	(0.14)
Net asset value, end of period	$29.81	$28.18
TOTAL RETURN(e)	5.81%	12.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$51,281	$18,880
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.99%	0.99%
After expense reimbursement/recoupment(f)	0.75%	0.75%
Ratio of net investment loss to average net assets(f)	(0.01)%	(0.18)%
Portfolio turnover rate(e)(g)	26%	26%

(a)	Inception date of the Fund was August 15, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

19

Tema ETF Trust
Notes to the Financial Statements
August 31, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
The Tema ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 25, 2022 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of six operational exchange-traded funds (“ETFs”): Tema American Reshoring ETF (“RSHO”), Tema GP-1, Obesity & Cardiometabolic ETF (“HRTS”), Tema Luxury ETF (“LUX”), Tema Monopolies and Oligopolies ETF (“TOLL”), Tema Neuroscience and Mental Health ETF (“MNTL”), and Tema Oncology ETF (“CANC”) (collectively, the “Funds” or individually, a “Fund”). These financial statements relate only to the Funds. The Funds are each non-diversified management investment companies under the 1940 Act. The investment objective of RSHO, HRTS, LUX, TOLL, MNTL and CANC is to seek to provide long-term growth.
Tema Global Limited (the “Adviser”) is the investment adviser to each Fund.
NEOS Investment Management, LLC acts as the sub-adviser to each Fund.
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.
Investment Valuation. The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets of each Fund by each Fund’s number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies are valued at NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.
When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy

20

Tema ETF Trust
Notes to the Financial Statements
August 31, 2024 (Unaudited)(Continued)
described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of August 31, 2024, there were no securities internally fair valued and/or valued using a Level 2 or Level 3 valuation.
Investments in open-end regulated investment companies (including money market funds) are valued at NAV. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).
The three levels defined by the hierarchy are as follows:
Level 1 –	Quoted prices in active markets for identical assets that the Funds have the ability to access.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of August 31, 2024:
Tema American Reshoring ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$100,754,295	$ —	$ —	$100,754,295
Money Market Funds	716,078	—	—	716,078
Total Investments	$101,470,373	$—	$—	$101,470,373

Tema GLP-1, Obesity & Cardiometabolic ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 86,722,390	$ —	$ —	$ 86,722,390
Money Market Funds	1,105,578	—	—	1,105,578
Total Investments	$87,827,968	$—	$—	$87,827,968

Tema Luxury ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 2,561,028	$ —	$ —	$ 2,561,028
Preferred Stocks	48,159	—	—	48,159
Money Market Funds	186,692	—	—	186,692
Total Investments	$2,795,879	$—	$—	$2,795,879

21

Tema ETF Trust
Notes to the Financial Statements
August 31, 2024 (Unaudited)(Continued)
Tema Monopolies and Oligopolies ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 11,438,960	$ —	$ —	$ 11,438,960
Money Market Funds	207,769	—	—	207,769
Total Investments	$11,646,729	$—	$—	$11,646,729

Tema Neuroscience and Mental Health ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 11,925,495	$ —	$ —	$ 11,925,495
Money Market Funds	103,584	—	—	103,584
Total Investments	$12,029,079	$—	$—	$12,029,079

Tema Oncology ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 50,847,204	$ —	$ —	$ 50,847,204
Money Market Funds	431,821	—	—	431,821
Total Investments	$51,279,025	$—	$—	$51,279,025

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expenses incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and net change in unrealized appreciation (depreciation) on investments in securities on the Statements of Operations.
Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, including foreign exchange contracts, net currency gains and losses realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at year end.
C.
Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

22

Tema ETF Trust
Notes to the Financial Statements
August 31, 2024 (Unaudited)(Continued)
D.
Federal Income Taxes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of the fiscal period ended August 31, 2024. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds are required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended August 31, 2024.

E.
Distributions to Shareholders. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually. The Funds will distribute net realized capital gains, if any, annually. The Funds may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Funds. The amount of any distribution will vary, and there is no guarantee the Funds will pay either an income dividend or a capital gains distribution.

F.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind redemptions. For the period ended February 29, 2024, the following adjustments were made:

	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Tema American Reshoring ETF	$—	$—
Tema GP-1, Obesity & Cardiometabolic ETF	$—	$—
Tema Luxury ETF	$2,725	$(2,725)
Tema Monopolies and Oligopolies ETF	$—	$—
Tema Neuroscience and Mental Health ETF	$—	$—
Tema Oncology ETF	$—	$—

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
Management
The Adviser acts as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).
NEOS Investment Management, LLC acts as the sub-adviser to each of the Funds pursuant to investment sub-advisory agreement with the Adviser (the “Sub-Advisory-Agreement”).
Under an investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser (the “Management Agreement”), the Adviser provides investment advisory services to the Funds, including providing oversight of the Sub-Adviser, as well as daily monitoring of the purchase and sale of securities by the Sub-Adviser for the Funds and regular review of the Sub-Adviser’s performance. The Management Agreement provides that the Adviser will furnish investment advisory services in connection with the management of the Funds. The Adviser provides portfolio management services, including developing investment recommendations, and provides certain

23

Tema ETF Trust
Notes to the Financial Statements
August 31, 2024 (Unaudited)(Continued)
administrative services as well as overseeing and monitoring the nature and quality of the services provided by other service providers to the Funds. The Adviser performs compliance monitoring services to help each Fund maintain compliance with applicable laws and regulations and provides services related to, among others, the valuation of Fund securities, risk management and oversight of trade execution and brokerage services carried out by the Sub-Adviser.
Pursuant to the Investment Advisory Agreement, RSHO, HRTS, LUX, MNTL and CANC pays the Adviser a monthly unitary management fee at an annual rate of 0.99%, based on each Fund’s average daily net assets. For the period March 1, 2024 through June 30, 2024, TOLL paid the Adviser a monthly unitary management fee at an annual rate of 0.99%, based on the Fund’s average daily net assets. For the period July 1, 2024 through August 31, 2024, TOLL paid the Adviser a monthly unitary management fee at an annual rate of 0.55%, based on the Fund’s average daily net assets.
Under the Investment Advisory Agreement, the Adviser has agreed to pay substantially all the operating expenses of each Fund, excluding, interest expenses, acquired fund fees and expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), costs of holding shareholders meetings, litigation, indemnification, extraordinary expenses, and the management fee payable to the Adviser under the Investment Advisory Agreement.
Pursuant to the Sub-Advisory Agreement, the Adviser compensates the Sub-Adviser out of the management fees it receives from the Funds.
The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses for RSHO, LUX, MNTL, HRTS, and CANC including acquired fund fees and expenses for money market funds (excluding acquired fund fees and expenses of investment companies other than money market funds, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.75% of the average daily net assets of the Fund until at least June 28, 2025 for RSHO and LUX, and until at least June 28, 2027 for MNTL, HRTS, and CANC. Effective July 1, 2024, the management fee for TOLL was lowered to 0.55% from 0.99% and the fee waiver was terminated. These voluntary waivers may be terminated at any time without notice, provided that the Adviser may not terminate the fee waiver during the contractual period. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Funds in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.
For the period ended August 31, 2024, the table below represents the amount each Fund incurred in management fees:

Management fees
Tema American Reshoring ETF	$232,459
Tema GP-1, Obesity & Cardiometabolic ETF	$339,880
Tema Luxury ETF	$36,142
Tema Monopolies and Oligopolies ETF	$34,160
Tema Neuroscience and Mental Health ETF	$56,248
Tema Oncology ETF	$151,707

Each Fund has agreed that it will repay the Adviser for fees and expenses waived or reimbursed for each Fund pursuant to the contractual expense limitation described above. Such repayment would increase each Fund’s expenses and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of each Fund’s expense cap.
Any such repayment must be made within three years from the date the expense was borne by the Adviser. Any such repayment made under any prior expense cap cannot cause each Fund’s Operating Expenses to exceed the lower

24

Tema ETF Trust
Notes to the Financial Statements
August 31, 2024 (Unaudited)(Continued)
of 0.75% of average daily net assets or the annual rate of daily net assets for each Fund under the terms of a prior expense cap. For the period ended August 31, 2024, the Funds did not repay expenses to the Adviser.
As of August 31, 2024, the amounts eligible for repayment and the associated period of expiration are as follows:

	Expires February 28, 2028	Expires February 28, 2027
Tema American Reshoring ETF	$56,499	$18,237
Tema GP-1, Obesity & Cardiometabolic ETF	$82,573	$15,517
Tema Luxury ETF	$8,864	$13,558
Tema Monopolies and Oligopolies ETF*	$6,319	$11,618
Tema Neuroscience and Mental Health ETF	$13,665	$2,218
Tema Oncology ETF	$36,890	$14,178

*	Contractual waiver for Fund was removed effective July 1, 2024.
Administrator, Custodian, Transfer Agent and Accounting Agent
U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fees. U.S. Bank, N.A., an affiliate of Fund Services, serves as the Funds’ custodian. For the period ended August 31, 2024, there were no fees incurred by the Funds from the service providers described above as the Adviser bore all such costs.
Distributor and Fund Officers
Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 7. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
Foreside Fund Officer Services, LLC, an affiliate of the Distributor, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.
NOTE 4 – RELATED PARTIES
As of August 31, 2024, certain officers and Trustees of the Trust were also officers or employees of the Adviser or affiliated with the Distributor, and received no fees from the Trust for serving as officers.

25

Tema ETF Trust
Notes to the Financial Statements
August 31, 2024 (Unaudited)(Continued)
NOTE 5 – PURCHASES AND SALES OF SECURITIES
The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended August 31, 2024, were as follows:

	Purchases	Sales
Tema American Reshoring ETF	$2,280,142	$2,116,040
Tema GP-1, Obesity & Cardiometabolic ETF	20,435,109	20,014,526
Tema Luxury ETF	1,023,773	1,548,123
Tema Monopolies and Oligopolies ETF	1,952,334	1,860,224
Tema Neuroscience and Mental Health ETF	1,587,246	1,555,752
Tema Oncology ETF	8,543,836	8,270,965

The costs of purchases and sales of in-kind transactions, during the period ended August 31, 2024, were as follows:

	Purchases In-Kind	Sales In-Kind
Tema American Reshoring ETF	$83,662,814	$1,347,555
Tema GP-1, Obesity & Cardiometabolic ETF	37,238,599	2,279,261
Tema Luxury ETF	—	4,305,113
Tema Monopolies and Oligopolies ETF	3,469,214	—
Tema Neuroscience and Mental Health ETF	—	—
Tema Oncology ETF	28,143,546	—

NOTE 6 – TAX MATTERS
The tax character of the distributions paid during the period ended August 31, 2024 and February 29, 2024 are as follows:

	Period Ended August 31, 2024	Period Ended February 29, 2024
	Ordinary Income	Ordinary Income	Return of Capital
Tema American Reshoring ETF	$ —	$28,911	$—
Tema GP-1, Obesity & Cardiometabolic ETF	—	—	—
Tema Luxury ETF	—	56,013	—
Tema Monopolies and Oligopolies ETF	—	20,297	4,482
Tema Neuroscience and Mental Health ETF	—	—	—
Tema Oncology ETF	—	98,414	—

Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the period ended February 29, 2024, Tema Monopolies and Oligopolies ETF had $2,616 of late year losses. Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At February 29, 2024, the following capital loss carry forwards were available:

	Indefinite Short-Term Losses	Indefinite Long-Term Losses	Total
Tema American Reshoring ETF	$1	$ —	$1
Tema GP-1, Obesity & Cardiometabolic ETF	—	—	—
Tema Luxury ETF	162,637	—	162,637
Tema Monopolies and Oligopolies ETF	17,063	—	17,063
Tema Neuroscience and Mental Health ETF	—	—	—
Tema Oncology ETF	—	—	—

26

Tema ETF Trust
Notes to the Financial Statements
August 31, 2024 (Unaudited)(Continued)
As of February 29, 2024, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Tema American Reshoring ETF	Tema GP-1, Obesity & Cardiometabolic ETF	Tema Luxury ETF	Tema Monopolies and Oligopolies ETF	Tema Neuroscience and Mental Health ETF	Tema Oncology ETF
Federal income tax cost of investments*	$9,789,654	$42,810,476	$8,138,387	$5,952,265	$11,137,881	$16,864,244
Aggregate gross unrealized appreciation	2,903,167	6,371,347	916,106	1,375,808	656,316	2,746,905
Aggregate gross unrealized (depreciation)	(71,324)	(1,536,331)	(359,586)	(15,039)	(404,098)	(734,684)
Net unrealized appreciation (depreciation)	2,831,843	4,835,016	556,520	1,360,769	252,218	2,012,221
Undistributed Ordinary Income	4,213	689,924	—	—	12,039	1,281,741
Undistributed Long Term Capital Gains	—	—	—	—	—	—
Distributable Earnings	4,213	689,924	—	—	12,039	1,281,741
Accumulated capital and other gain/(loss)	(1)	—	(162,637)	(19,679)	—	—
Total distributable earnings (accumulated loss)	$2,836,055	$5,524,940	$393,883	$1,341,090	$264,257	$3,293,962

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales and passive foreign investment companies (PFICs).
NOTE 7 – SHARE TRANSACTIONS
Each Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for the Tema American Reshoring ETF, Tema GP-1, Obesity & Cardiometabolic ETF and Tema Neuroscience and Mental Health ETF are $300, and for the Tema Luxury ETF, Tema Monopolies and Oligopolies ETF and Tema Oncology ETF are $500, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for certain transaction costs and market impact expenses related to the investing in portfolio securities associated with creation and redemption transactions. The Adviser, subject to the approval of the Board, may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
Shares of the Tema Monopolies and Oligopolies ETF are listed and traded on the Cboe BZX Exchange, Inc., shares of the Tema American Reshoring ETF and Tema Luxury ETF are listed and traded on the NYSE Arca, Inc. and shares of the Tema GP-1, Obesity & Cardiometabolic ETF, Tema Neuroscience and Mental Health ETF and Tema Oncology ETF are traded on the NASDAQ Stock Market LLC (the “Exchanges”). Market prices for the shares may be different from their NAV. The Funds will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 10,000 shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”)

27

Tema ETF Trust
Notes to the Financial Statements
August 31, 2024 (Unaudited)(Continued)
and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
For the period ended August 31, 2024, the table below represents the amount of variable rate transaction fees each Fund assessed:

Variable Rate Transaction Fees
Tema American Reshoring ETF	$ —
Tema GP-1, Obesity & Cardiometabolic ETF	—
Tema Luxury ETF	—
Tema Monopolies and Oligopolies ETF	—
Tema Neuroscience and Mental Health ETF	—
Tema Oncology ETF	—

NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, Tema Global Limited, the adviser to the Tema American Reshoring ETF, Tema GP-1, Obesity & Cardiometabolic ETF, Tema Luxury ETF, Tema Monopolies and Oligopolies ETF, Tema Neuroscience and Mental Health ETF, and Tema Oncology ETF, has no voting power of the shares outstanding of the Funds. Additionally, as of the date of these financial statements, NEOS Investment Management, LLC, the sub-adviser to the Tema American Reshoring ETF, Tema GP-1, Obesity & Cardiometabolic ETF, Tema Luxury ETF, Tema Monopolies and Oligopolies ETF, Tema Neuroscience and Mental Health ETF, and Tema Oncology ETF, has no voting power of the shares outstanding of the Funds.
NOTE 9 – PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Investment Risks”.
NOTE 10 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.
NOTE 11 – SUBSEQUENT EVENTS
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition of disclosure in the Funds’ financial statements.

28

Tema ETF Trust
Other Non-Audited Information
August 31, 2024 (Unaudited)
TAX INFORMATION
For the period ended February 29, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentages of dividends declared from ordinary income designated as qualified dividend income were as follows:

Tema American Reshoring ETF	100.00%
Tema GP-1, Obesity & Cardiometabolic ETF	0.00%
Tema Luxury ETF	93.86%
Tema Monopolies and Oligopolies ETF	100.00%
Tema Neuroscience and Mental Health ETF	0.00%
Tema Oncology ETF	2.40%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended February 29, 2024 were as follows:

Tema American Reshoring ETF	100.00%
Tema GP-1, Obesity & Cardiometabolic ETF	0.00%
Tema Luxury ETF	13.21%
Tema Monopolies and Oligopolies ETF	100.00%
Tema Neuroscience and Mental Health ETF	0.00%
Tema Oncology ETF	1.38%

For the period ended February 29, 2024, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

Tema American Reshoring ETF	0.00%
Tema GP-1, Obesity & Cardiometabolic ETF	0.00%
Tema Luxury ETF	0.00%
Tema Monopolies and Oligopolies ETF	0.00%
Tema Neuroscience and Mental Health ETF	0.00%
Tema Oncology ETF	9.98%

FOREIGN TAX CREDIT PASS THROUGH
Pursuant to Section 853 of the Internal Revenue Code, the following Funds designate the following amounts as foreign taxes paid for the year ended February 29, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes:

Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Gross Foreign Source Income	Foreign Taxes Passthrough	Shares Outstanding at 2/29/2024
Tema Luxury ETF	$59,248	$7,224	$0.18	$0.02	330,000

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds traded on the Exchanges at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.temaetfs.com.
HOUSEHOLDING
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your

29

Tema ETF Trust
Other Non-Audited Information
August 31, 2024 (Unaudited)(Continued)
broker-dealer if you are interested in enrolling in householding and receiving a single copy of the prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date as exhibits to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. They may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at www.temaetfs.com.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAI is available without charge upon request by calling toll-free at 1-888-744-1377, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.temaetfs.com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-888-744-1377 or by accessing the website of the SEC.
TRUSTEES AND OFFICERS
Information regarding the Trustees and Officer is provided in the SAI. The SAI is available without charge upon request by calling toll-free at 1-888-744-1377, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Fund’s website at www.temaetfs.com.

30

Tema ETF Trust
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].
Response: This is not applicable to the Registrant.

31

Tema ETF Trust
Proxy Disclosures for Open- End Management Investment Companies
If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:
(1)
The date of the meeting and whether it was an annual or special meeting.
(2)
If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.
(3)
A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.
Response: This is not applicable to the Registrant.

32

Tema ETF Trust
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:
(1)
All directors and all members of any advisory board for regular compensation;
(2)
Each director and each member of an advisory board for special compensation;
(3)
All officers; and
(4)
Each person of whom any officer or director of the Fund is an affiliated person
Response: Each current Independent Trustee is paid an annual retainer of $12,500 for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.
Independent Trustee fees are paid by the adviser to each series of the Trust through the applicable adviser’s unitary management fee, and not by the Fund. Annual Trustee fees may be reviewed periodically and changed by the Board.
The Trust does not have a bonus, profit sharing, pension or retirement plan.

33

Tema ETF Trust
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)
If the board of directors approved any investment advisory contract during the Fund’s most recent fiscal half-year, discuss in reasonable detail the material factors and the conclusions with respect thereto that formed the basis for the board’s approval. Include the following in the discussion:
(1)
Factors relating to both the board’s selection of the investment adviser and approval of the advisory fee and any other amounts to be paid by the Fund under the contract. These factors would include, but not be limited to, a discussion of the nature, extent, and quality of the services to be provided by the investment adviser; the investment performance of the Fund and the investment adviser; the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale would be realized as the Fund grows; and whether fee levels reflect these economies of scale for the benefit of Fund investors. Also indicate in the discussion whether the board relied upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same 14 and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). If the board relied upon such comparisons, describe the comparisons and how they assisted the board in concluding that the contract should be approved; and
(2)
If applicable, any benefits derived or to be derived by the investment adviser from the relationship with the Fund such as soft dollar arrangements by which brokers provide research to the Fund or its investment adviser in return for allocating Fund brokerage.
Response: The Tema American Reshoring ETF, Tema Luxury ETF, and Tema Monopolies and Oligopolies ETF deliberations were included in the August 2023 semi-annual report to shareholders and were approved by shareholders for a 2-year period. Therefore, these Funds will not be up for renewal until 2025. No statement will be included in this report.
The Tema GP-1, Obesity & Cardiometabolic ETF, Tema Neuroscience and Mental Health ETF, and Tema Oncology ETF deliberations were included in the February 2024 annual report to shareholders and were approved by shareholders for a 2-year period. The Tema GP-1, Obesity & Cardiometabolic ETF and Tema Oncology ETF will not be up for renewal until 2025. The Tema Neuroscience and Mental Health ETF will not be up for renewal until 2026. No statement will be included in this report.

34

(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Response included within Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tema ETF Trust

By	/s/ Matthew Keeling
Matthew Keeling President/Principal Executive Officer

Date	10/22/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew Keeling
Matthew Keeling President/Principal Executive Officer

Date	10/22/2024

By	/s/ Josh Hunter
Josh Hunter Treasurer/Principal Financial Officer

Date	10/22/2024